Schedule of Loan Related Party Transactions (Details) - Mr Kevin Cox [Member]	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Executive Officer
Loans from related parties	$ 849,167	£ 671,809